Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

August 3, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust (filing relates to Western Asset California
Municipal Money Market Fund, Western Asset Massachusetts Municipal Money
Market Fund, Western Asset Municipal Money Market Fund and Western Asset New
York Municipal Money Market Fund (collectively, the “Funds”))
(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

      On behalf of Legg Mason Partners Money Market Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 81 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 29, 2009, is the most recent amendment to the Trust's registration statement.

      Please call Miles Treakle at (202) 373-6549 or the undersigned at (617) 951-8381 with any questions relating to the filing.

Sincerely,

/s/ Mari Wilson

Mari Wilson